Long-term investments - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Line Items]
Cash and cash equivalents	$ 27,158	$ 14,754	$ 12,222
Accounts receivable	10,177	18,738
Inventories	3,037	6,668
Total current assets	41,554	169,886
Property, plant and equipment (note 9)	5,605	3,120
Other long-term assets (note 10)	2,380	1,431
Total assets	94,009	291,621
Accounts payable	17,933	19,435
Total current liabilities	21,549	108,393
Long-term portion of provisions	0	2,932
Other long-term liabilities	1,389	1,388
Total liabilities	25,196	154,596
Cespira Joint Venture
Schedule of Investments [Line Items]
Cash and cash equivalents	14,869	10,305
Accounts receivable	18,718	21,000
Inventories	11,566	7,414
Prepaid expenses	1,157	1,471
Total current assets	46,310	40,190
Property, plant and equipment (note 9)	46,352	40,901
Intangible assets and goodwill	7,516	7,087
Other long-term assets (note 10)	17,139	563
Total assets	117,317	88,741
Accounts payable	20,810	16,527
Current portion of provisions	2,519	2,128
Other current liabilities	6,266	1,910
Total current liabilities	29,595	20,565
Long-term portion of provisions	1,618	532
Onerous contract provision	2,890	0
Other long-term liabilities	0	569
Total liabilities	34,103	21,666
Net assets	$ 83,214	$ 67,075